Cover	Jan. 08, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 08, 2024
Entity File Number	001-40820
Entity Registrant Name	HHG CAPITAL CORPORATION
Entity Central Index Key	0001822886
Entity Address, Address Line One	1 Commonwealth Lane
Entity Address, Address Line Two	#03-20
Entity Address, City or Town	British Virgin Islands
Entity Address, Country	SG
Entity Address, Postal Zip Code	149544
City Area Code	+65
Local Phone Number	6659 1335
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units
Trading Symbol	HHGCU
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	HHGC
Security Exchange Name	NASDAQ
Warrants [Member]
Title of 12(b) Security	Warrants
Trading Symbol	HHGCW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	HHGCR
Security Exchange Name	NASDAQ